Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent event	Subsequent event
Normal course issuer bid
On January 24, 2023, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 32.0 million common shares between February 1, 2023 and January 31, 2024.